LOANS (Tables)	12 Months Ended
Dec. 31, 2015
Loans Receivable, Net [Abstract]
Composition of Loan Portfolio
The following table shows the composition of the loan portfolio by category:

	December 31, 2015		December 31, 2014
		Percent		Percent
		of		of
	Amount	Total	Amount	Total
	(Dollars in thousands)
Mortgage loans held for sale	$3,974	0.5%	$2,103	0.3%
Commercial, financial and agricultural	129,197	16.6	106,109	15.0
Real Estate:
Mortgage-commercial	253,309	32.6	238,602	33.8 9
Mortgage-residential	272,180	35.1	256,406	36.3
Construction	99,161	12.8	84,935	12.0
Lease financing receivable	2,650	0.3	-	-
Consumer and other	16,018	2.1	18,480	2.6
Total loans	776,489	100%	706,635	100%
Allowance for loan losses	(6,747)		(6,095)
Net loans	$769,742		$700,540

Activity in Allowance for Loan Losses
Activity in the allowance for loan losses for December 31, 2015 and 2014 was as follows:

(In thousands)

	2015	2014

Balance at beginning of period	$6,095	$5,728
Loans charged-off:
Real Estate	(534)	(1,203)
Installment and Other	(126)	(167)
Commercial, Financial and Agriculture	(183)	(89)
Total	(843)	(1,459)
Recoveries on loans previously charged-off:
Real Estate	905	325
Installment and Other	81	68
Commercial, Financial and Agriculture	99	15
Total	1,085	408
Net (Charge-offs) Recoveries	242	(1,051)
Provision for Loan Losses	410	1,418
Balance at end of period	$6,747	$6,095

Allocation of Allowance for Loan Losses
The following tables represent how the allowance for loan losses is allocated to a particular loan type as well as the percentage of the category to total loans at December 31, 2015 and December 31, 2014.

Allocation of the Allowance for Loan Losses

	December 31, 2015
	(Dollars in thousands)
		% of loans
		in each
		category
	Amount	to total loans

Commercial Non Real Estate	$895	17.1%
Commercial Real Estate	3,018	58.4
Consumer Real Estate	1,477	21.9
Consumer	141	2.5
Unallocated	1,216.1
Total	$6,747	100%

	December 31, 2014
	(Dollars in thousands)
		% of loans
		in each
		category
	Amount	to total loans

Commercial Non Real Estate	$713	15.3%
Commercial Real Estate	3,355	57.9
Consumer Real Estate	1,852	24.2
Consumer	175	2.6
Unallocated	-	-
Total	$6,095	100%

Impaired Loans
The following table represents the Company’s impaired loans at December 31, 2015 and December 31, 2014. This table includes performing troubled debt restructurings.

	December 31,	December 31,
	2015	2014
	(In thousands)
Impaired Loans:
Impaired loans without a valuation allowance	$6,020	$4,702
Impaired loans with a valuation allowance	4,107	4,858
Total impaired loans	$10,127	$9,560
Allowance for loan losses on impaired loans at period end	957	968
Total nonaccrual loans	7,368	6,056

Past due 90 days or more and still accruing	29	669
Average investment in impaired loans	9,652	7,077

Summary of Interest Recognized and Cash-Basis Interest Earned on Impaired Loans
The following table is a summary of interest recognized and cash-basis interest earned on impaired loans for the years ended December 31, 2015 and December 31, 2014:

	2015	2014

Interest income recognized during impairment	-	129
Cash-basis interest income recognized	211	256

Loans and Allowance for Loan Losses Evaluated Individually and Collectively
The impairment evaluation corresponds to the Company's systematic methodology for estimating its Allowance for Loan Losses.

December 31, 2015

		Installment	Commercial,
		and
	Real Estate	Other	Financial and Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$9,782	$39	$306	$10,127
Collectively evaluated	610,996	19,591	131,801	762,388
Total	$620,778	$19,630	$132,107	$772,515

Allowance for Loan Losses
Individually evaluated	$882	$25	$50	$957
Collectively evaluated	3,613	1,332	845	5,790
Total	$4,495	$1,357	$895	$6,747

December 31, 2014

		Installment	Commercial,
		And
	Real Estate	Other	Financial and Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$9,282	$38	$240	$9,560
Collectively evaluated	568,952	18,610	107,410	694,972
Total	$578,234	$18,648	$107,650	$704,532

Allowance for Loan Losses
Individually evaluated	$922	$29	$17	$968
Collectively evaluated	4,285	146	696	5,127
Total	$5,207	$175	$713	$6,095

Troubled Debt Restructurings
The following tables provide additional detail of impaired loans broken out according to class as of December 31, 2015 and 2014. The recorded investment included in the following table represents customer balances net of any partial charge-offs recognized on the loans, net of any deferred fees and costs. As nearly all of our impaired loans at December 31, 2015 are on nonaccrual status, recorded investment excludes any insignificant amount of accrued interest receivable on loans 90-days or more past due and still accruing. The unpaid balance represents the recorded balance prior to any partial charge-offs.

December 31, 2015

				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with no related allowance:
Commercial installment	$-	$-	$-	$2	$-
Commercial real estate	5,790	5,828	-	5,099	50
Consumer real estate	223	223	-	205	-
Consumer installment	7	7	-	8	-
Total	$6,020	$6,058	$-	$5,314	$50

Impaired loans with a related allowance:
Commercial installment	$306	$306	$50	$264	$14
Commercial real estate	2,927	2,927	444	2,891	132
Consumer real estate	842	842	438	1,152	15
Consumer installment	32	32	25	31	-
Total	$4,107	$4,107	$957	$4,338	$161

Total Impaired Loans:
Commercial installment	$306	$306	$50	$266	$14
Commercial real estate	8,717	8,755	444	7,990	182
Consumer real estate	1,065	1,065	438	1,357	15
Consumer installment	39	39	25	39	-
Total Impaired Loans	$10,127	$10,165	$957	$9,652	$211

December 31, 2014

				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with no related allowance:
Commercial installment	$-	$-	$-	$50	$-
Commercial real estate	4,665	4,665	-	2,654	142
Consumer real estate	27	27	-	179	-
Consumer installment	10	10	-	11	-
Total	$4,702	$4,702	$-	$2,894	$142

Impaired loans with a related allowance:
Commercial installment	$240	$240	$18	$189	$20
Commercial real estate	2,558	2,558	315	2,415	59
Consumer real estate	2,032	2,032	607	1,546	33
Consumer installment	28	28	28	33	2
Total	$4,858	$4,858	$968	$4,183	$114

Total Impaired Loans:
Commercial installment	$240	$240	$18	$239	$20
Commercial real estate	7,223	7,223	315	5,069	201
Consumer real estate	2,059	2,059	607	1,725	33
Consumer installment	38	38	28	44	2
Total Impaired Loans	$9,560	$9,560	$968	$7,077	$256

Certain loans acquired in transfer not accounted for as debt securities acquired
The following table presents information regarding the contractually required payments receivable, cash flows expected to be collected and the estimated fair value of loans acquired in the BCB acquisition as of July 1, 2014, the closing date of the transaction:

	July 1, 2014
	(In thousands)
	Commercial, financial anda gricultural	Mortgage- Commercial	Mortgage- Residential	Commercial and other	Total
Contractually required payments	$1,519	$29,648	$7,933	$976	$40,076
Cash flows expected to be collected	1,570	37,869	9,697	1,032	50,168
Fair value of loans acquired	1,513	28,875	7,048	957	38,393

Schedule of certain loans acquired in transfer carrying amount and accretable yield for acquired impaired loans
Changes in the carrying amount and accretable yield for acquired impaired loans were as follows for the year ended December 31, 2015 (in thousands):

	Accretable Yield	Carrying Amount of Loans
Balance at beginning of period	$1,417	$2,063
Accretion	(198)	198
Payments received, net	-	(440)
Balance at end of period	$1,219	$1,821

Additional Detail of Troubled Debt Restructurings
The following tables provide additional detail of troubled debt restructurings during the twelve months ended December 31, 2015 and 2014.

	December 31, 2015
	Outstanding Recorded	Outstanding Recorded		Interest
	Investment Pre-Modification	Investment Post-Modification	Number of Loans	Income Recognized
	(in thousands except number of loans)

Commercial installment	$-	$-	-	$-
Commercial real estate	499	492	2	10
Consumer real estate	45	40	1	-
Consumer installment	-	-	-	-
Total	$544	$532	3	$10

	December 31, 2014
	Outstanding Recorded	Outstanding Recorded		Interest
	Investment Pre-Modification	Investment Post-Modification	Number of Loans	Income Recognized
	(in thousands except number of loans)

Commercial installment	$239	$176	1	$15
Commercial real estate	1,345	1,342	7	26
Consumer real estate	94	94	1	1
Consumer installment	-	-	-	-
Total	$1,678	$1,612	9	$42

Summary of Loans Classified as Past Due in Excess of Thirty Days or More and Loans Classified as Non-Accrual
The modifications included one of the following or a combination of the following: maturity date extensions, interest only payments, amortizations were extended beyond what would be available on similar type loans, and payment waiver. No interest rate concessions were given on these nor were any of these loans written down.

	December 31, 2015
	Current Loans	Past Due 30-89	Past Due 90 days and still accruing	Non-Accrual	Total

Commercial installment	$206,237	$-	$-	$50,221	$256,458
Commercial real estate	1,823,217	-	-	2,933,287	4,756,504
Consumer real estate	721,110	-	-	1,134,816	1,855,926
Consumer installment	7,894	-	-	29,435	37,329
Total	$2,758,458	$-	$-	$4,147,759	$6,906,217
Allowance for loan losses	$106,028	$-	$-	$197,338	$303,366

	December 31, 2014
	Current Loans	Past Due 30-89	Past Due 90 days and still accruing	Non-Accrual	Total

Commercial installment	$233,340	$-	$-	$-	$233,340
Commercial real estate	1,684,755	-	-	2,729,170	4,413,925
Consumer real estate	952,162	622,302	-	448,796	2,023,260
Consumer installment	9,983	-	-	103,109	113,092
Total	$2,880,240	$622,302	$-	$3,281,075	$6,783,617
Allowance for loan losses	$120,220	$11,206	$102,657	$-	$234,083

The following tables summarize by class our loans classified as past due in excess of 30 days or more in addition to those loans classified as non-accrual:

	December 31, 2015
	(In thousands)
	Past Due 30 to 89 Days	Past Due 90 Days or More and Still Accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans

Real Estate-construction	$311	$-	$2,956	$3,267	$99,161
Real Estate-mortgage	3,339	29	2,055	5,423	272,180
Real Estate-nonfarm nonresidential	736	-	2,225	2,961	253,309
Commercial	97	-	100	197	129,197
Lease financing receivable	-	-	-	-	2,650
Consumer	70	-	32	102	16,018
Total	$4,553	$29	$7,368	$11,950	$772,515

	December 31, 2014
	(In thousands)
	Past Due 30 to 89 Days	Past Due 90 Days or More and Still Accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans

Real Estate-construction	$428	$-	$2,747	$3,175	$84,935
Real Estate-mortgage	3,208	208	2,164	5,580	256,406
Real Estate- nonfarm nonresidential	3,408	461	1,102	4,971	238,602
Commercial	29	-	5	34	106,109
Consumer	90	-	38	128	18,480
Total	$7,163	$669	$6,056	$13,888	$704,532

Risk Category of Loans by Class of Loans
As of December 31, 2015 and December 31, 2014, and based on the most recent analysis performed, the risk category of loans by class of loans (excluding mortgage loans held for sale) was as follows:

(In thousands)

December 31, 2015

				Commercial,
	Real Estate	Real Estate	Installment and	Financial and
	Commercial	Mortgage	Other	Agriculture	Total

Pass	$434,638	$167,394	$19,556	$132,101	$753,689
Special Mention	681	153	-	168	1,002
Substandard	16,655	1,453	75	178	18,361
Doubtful	-	327	-	-	327
Subtotal	451,974	169,327	19,631	132,447	773,379
Less:
Unearned Discount	448	76	-	340	864
Loans, net of unearned discount	$451,526	$169,251	$19,631	$132,107	$772,515

December 31, 2014

				Commercial,
	Real Estate	Real Estate	Installment and	Financial and
	Commercial	Mortgage	Other	Agriculture	Total

Pass	$388,569	$167,827	$18,558	$107,126	$682,080
Special Mention	4,756	191	-	498	5,445
Substandard	14,727	2,567	90	63	17,447
Doubtful	-	-	-	-	-
Subtotal	408,052	170,585	18,648	107,687	704,972
Less:
Unearned Discount	320	82	-	38	440
Loans, net of unearned discount	$407,732	$170,503	$18,648	$107,649	$704,532